UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 20.1%
$165,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 1.942%, 4/25/2035[1,2]	$162,142
225,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 1.642%, 5/25/2035[1,2]	217,307
230,128	Airlie CLO 2006-II Ltd. 1.420%, 12/20/2020[1,2,3]	230,088
250,000	Ally Master Owner Trust 1.312%, 6/17/2019[1,2]	250,145
250,000	American Express Issuance Trust II 1.612%, 8/15/2019[1,2]	251,545
240,000	American Homes 4 Rent 2014-SFR1 3.043%, 6/17/2031[2,3]	240,258
200,000	AmeriCredit Automobile Receivables Trust 2012-5 3.290%, 5/8/2020[1,3]	200,044
77,414	AmeriCredit Automobile Receivables Trust 2013-3 2.380%, 6/10/2019[1]	77,638
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[1]	10,049
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[1]	151,510
367,156	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R9 1.957%, 10/25/2034[1,2]	366,608
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[1,3]	126,826
285,000	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5 1.702%, 6/25/2035[1,2]	278,968
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[1,3]	98,098
220,000	California Republic Auto Receivables Trust 2014-2 3.290%, 3/15/2021[1]	220,426
250,000	Canyon Capital CLO 2006-1 Ltd. 1.551%, 12/15/2020[1,2,3]	244,555
250,000	Capital Auto Receivables Asset Trust 2015-1 3.160%, 8/20/2020[1]	252,246
305,000	Capital Auto Receivables Asset Trust 2016-1 4.030%, 8/21/2023[1]	311,036
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[1]	179,964
250,000	Catamaran CLO 2013-1 Ltd. 3.637%, 1/27/2025[1,2,3]	248,740
250,000	Colony American Homes 2014-2 2.677%, 7/17/2031[1,2,3]	250,000

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$110,000	Commonbond Student Loan Trust 2016-B 4.000%, 10/25/2040[1,3]	$108,319
316,895	Countrywide Asset-Backed Certificates 1.957%, 6/25/2035[1,2]	315,923
9,309	Countrywide Asset-Backed Certificates 2004-10 1.987%, 1/25/2035[1,2]	9,328
207,872	CPS Auto Receivables Trust 2014-A 2.400%, 2/18/2020[1,3]	208,174
200,000	CPS Auto Receivables Trust 2015-C 4.630%, 8/16/2021[1,3]	201,272
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[1,3]	101,546
400,000	Credit Acceptance Auto Loan Trust 2016-2 4.290%, 11/15/2024[1,3]	409,918
196,852	Credit-Based Asset Servicing & Securitization LLC 1.402%, 7/25/2035[1,2]	193,951
100,000	Earnest Student Loan Program 2016-D LLC 3.800%, 1/25/2041[1,3]	98,112
105,296	Exeter Automobile Receivables Trust 2013-2 4.350%, 1/15/2019[1,3]	105,781
200,000	First Investors Auto Owner Trust 2014-1 3.280%, 4/15/2021[1,3]	201,275
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[1,3]	102,322
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[1,3]	203,754
70,000	Flagship Credit Auto Trust 2016-2 3.840%, 9/15/2022[1,3]	71,911
79,579	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	79,485
65,933	Franklin CLO VI Ltd. 1.268%, 8/9/2019[1,2,3]	65,791
302,132	Golden Bear 2016-R LLC 5.650%, 9/20/2047[3]	306,301
250,000	GoldenTree Loan Opportunities VII Ltd. 2.788%, 4/25/2025[1,2,3]	249,997
203,709	GSAMP Trust 2004-HE2 2.142%, 9/25/2034[1,2]	203,360
321,824	HERO Funding II 2016-3B 5.240%, 9/20/2042[1,3]	327,200
259,718	HERO Funding II 2016-4B 4.990%, 9/20/2047[1,3,4,5]	261,666
140,000	Home Equity Asset Trust 2005-5 1.747%, 11/25/2035[1,2]	136,342
	Home Equity Asset Trust 2005-6

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$6,080	1.452%, 12/25/2035[1,2]	$6,082
160,000	1.472%, 12/25/2035[1,2]	157,407
270,077	Home Equity Asset Trust 2005-7 1.362%, 1/25/2036[1,2]	269,955
43,371	Invitation Homes 2014-SFR1 Trust 2.443%, 6/17/2031[1,2,3]	43,382
124,106	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE3 1.777%, 7/25/2035[1,2]	123,478
3,589	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4 1.657%, 7/25/2035[1,2]	3,589
249,612	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE5 1.612%, 9/25/2035[1,2]	249,189
459,100	Morgan Stanley ABS Capital I, Inc. Trust 2006-WMC1 1.202%, 12/25/2035[1,2,3]	444,522
201,476	New Century Home Equity Loan Trust 2005-2 1.627%, 6/25/2035[1,2]	201,320
250,000	NextGear Floorplan Master Owner Trust 2.190%, 9/15/2021[1,3]	247,685
300,000	OFSI Fund V Ltd. 2.470%, 4/17/2025[1,2,3]	299,233
250,000	Palmer Square CLO 2014-1 Ltd. 3.723%, 1/17/2027[1,2,3]	250,095
300,000	Palmer Square Loan Funding 2016-3 Ltd. 2.713%, 1/15/2025[1,2,3]	299,351
146,604	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ 2.107%, 12/25/2034[1,2]	146,154
501,777	Popular ABS Mortgage Pass-Through Trust 2004-5 1.312%, 12/25/2034[1,2]	495,456
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[1,3]	99,975
527,776	RAMP Series 2004-RS11 Trust 1.912%, 11/25/2034[1,2]	528,126
275,000	RAMP Series 2005-EFC2 Trust 1.897%, 7/25/2035[1,2]	265,599
402,202	RASC Series 2005-KS8 Trust 1.462%, 8/25/2035[1,2]	387,927
276,431	RASC Series 2005-KS9 Trust 1.442%, 10/25/2035[1,2]	271,162
270,000	Santander Drive Auto Receivables Trust 2014-1 2.910%, 4/15/2020[1]	272,859
297,550	Sofi Professional Loan Program 2016-B LLC 1.680%, 3/25/2031[3]	297,463
250,000	Sound Point CLO V Ltd. 2.668%, 4/18/2026[1,2,3]	249,999

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$132,277	Structured Asset Investment Loan Trust 2004-10 2.042%, 11/25/2034[1,2]	$131,183
165,596	Structured Asset Investment Loan Trust 2005-1 1.702%, 2/25/2035[1,2,3]	162,768
81,888	Structured Asset Investment Loan Trust 2005-6 1.702%, 7/25/2035[1,2]	81,722
342,664	Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF2 1.292%, 7/25/2036[1,2]	333,015
200,000	Symphony Clo V Ltd. 2.523%, 1/15/2024[1,2,3]	199,991
300,000	Wasatch Ltd. 1.366%, 11/14/2022[1,2,3]	291,233
100,000	Westlake Automobile Receivables Trust 2016-2 4.100%, 6/15/2021[1,3]	101,852
340,000	Westlake Automobile Receivables Trust 2017-1 2.700%, 10/17/2022[1,3]	340,737

	TOTAL ASSET-BACKED SECURITIES (Cost $15,484,837)	15,582,430

	BANK LOANS – 6.2%
292,000	Altice U.S. Finance I Corp. 3.000%, 1/25/2025[1,2,6,7,8]	292,229
142,000	American Axle & Manufacturing, Inc. 3.000%, 3/8/2024[1,2,6,7,8]	142,134
83,303	Asurion LLC 4.750%, 10/28/2023[1,2,6]	84,127
122,936	Calpine Corp. 3.900%, 5/27/2022[1,2,6]	123,648
124,740	CCO Safari III LLC 2.990%, 8/24/2021[2,6]	125,208
50,000	CHS/Community Health Systems, Inc. 4.000%, 1/27/2021[1,2,6,7,8]	49,403
233,992	DaVita, Inc. 3.732%, 6/24/2021[1,2,6]	237,088
150,000	Dell International LLC 3.350%, 9/7/2023[1,2,6]	150,805
200,000	Dynegy, Inc. 4.250%, 6/27/2023[1,2,6]	200,841
12,000	Gartner, Inc. 2.500%, 3/15/2024[1,2,6,7,8]	12,113
229,925	Hilton Worldwide Finance LLC 2.928%, 10/25/2023[2,6]	231,976
226,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,6,9]	221,800

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$195,689	JC Penney Corp., Inc. 5.304%, 6/23/2023[1,2,6]	$194,662
183,000	Level 3 Financing, Inc. 3.029%, 2/17/2024[1,2,6]	183,533
165,330	MGM Growth Properties Operating Partnership LP 3.482%, 4/7/2023[1,2,6]	166,363
97,265	Micron Technology, Inc. 4.740%, 4/26/2022[1,2,6]	97,979
130,340	Navistar, Inc. 5.000%, 8/7/2020[2,6]	131,997
82,500	Outfront Media Capital LLC 3.178%, 3/10/2024[1,2,6]	83,201
199,500	Prime Security Services Borrower LLC 4.250%, 5/2/2022[1,2,6]	201,785
97,631	Realogy Group LLC 3.232%, 7/20/2022[1,2,6]	98,730
97,250	SBA Senior Finance II LLC 3.240%, 3/24/2021[1,2,6]	97,595
246,461	Sinclair Television Group, Inc. 3.240%, 1/3/2024[1,2,6]	247,354
156,000	Sprint Communications, Inc. 3.313%, 2/29/2024[1,2,6,7,8]	156,168
188,227	TransDigm, Inc. 3.750%, 2/28/2020[1,2,6]	188,371
31,000	United Airlines, Inc. 2.250%, 4/1/2024[1,2,6,7,8]	31,116
88,431	Uniti Group, Inc. 4.000%, 10/24/2022[1,2,6]	88,310
104,475	Versum Materials, Inc. 3.647%, 9/30/2023[1,2,6]	105,765
72,575	Vertiv Intermediate Holding II Corp. 5.000%, 11/30/2023[1,2,6]	73,438
211,000	Virgin Media Bristol LLC 3.520%, 1/31/2025[1,2,6]	211,808
175,476	Western Digital Corp. 3.732%, 4/29/2023[1,2,6]	176,768
250,412	Western Refining, Inc. 5.250%, 11/12/2020[1,2,6]	250,881
154,679	XPO Logistics, Inc. 2.250%, 10/30/2021[1,2,6,7,8]	155,367

	TOTAL BANK LOANS (Cost $4,775,488)	4,812,563

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.8%
$9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[1,2,3,10]	$92,340
72,393	BBCMS Trust 2014-BXO 3.330%, 8/15/2027[2,3]	72,188
60,740	Bear Stearns Asset Backed Securities Trust 2005-SD1 1.382%, 8/25/2043[1,2]	60,328
125,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[1,2,3]	124,901
2,575,939	CFCRE Commercial Mortgage Trust 2016-C3 1.087%, 1/10/2048[1,2,10]	183,909
2,734,786	Citigroup Commercial Mortgage Trust 2014-GC23 1.057%, 7/10/2047[1,2,10]	162,318
	Citigroup Commercial Mortgage Trust 2016-SMPL
10,500,000	1.977%, 9/10/2031[2,3,10]	287,354
200,000	2.576%, 9/10/2031[3]	195,588
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	251,275
6,700,000	COMM 2012-LC4 Mortgage Trust 0.581%, 12/10/2044[1,2,3,10]	168,612
200,000	COMM 2013-WWP Mortgage Trust 3.544%, 3/10/2031[1,3]	200,897
1,459,968	COMM 2014-CCRE19 Mortgage Trust 1.257%, 8/10/2047[1,2,10]	84,044
100,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[1,2,3]	99,281
2,000,000	Core Industrial Trust 2015-CALW 0.439%, 2/10/2034[2,3,10]	39,680
100,000	EQTY 2014-INNS Mortgage Trust 3.197%, 5/8/2031[1,2,3]	99,719
	Fannie Mae-Aces
282,682	2.289%, 1/25/2022[2,10]	18,930
7,352,080	0.419%, 6/25/2024[2,10]	174,303
124,501	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[1,3]	125,183
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	1.296%, 9/25/2022[1,2,10]	137,844
5,665,647	0.754%, 1/25/2025[1,2,10]	270,353
900,000	1.636%, 2/25/2043[1,2,10]	90,155
900,000	1.553%, 10/25/2043[1,2,10]	90,941
1,100,000	1.612%, 1/25/2044[1,2,10]	117,079
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	0.855%, 9/25/2023[1,2,10]	231,242
2,900,000	1.508%, 4/25/2043[1,2,10]	274,494

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$22,572	Freddie Mac Structured Agency Credit Risk Debt Notes 1.982%, 2/25/2024[1,2]	$22,588
27,479,880	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3,10]	93,377
125,000	FREMF 2012-K710 Mortgage Trust 3.822%, 6/25/2047[1,2,3]	126,870
240,000	FREMF 2015-K721 Mortgage Trust 3.565%, 11/25/2047[1,2,3]	240,035
	Government National Mortgage Association
626,698	1.113%, 12/16/2049[1,2,10]	40,739
2,332,286	0.832%, 11/16/2054[1,2,10]	122,783
1,711,028	0.721%, 5/16/2055[1,2,10]	66,461
2,795,106	0.807%, 7/16/2055[1,2,10]	161,090
1,278,979	0.748%, 4/16/2056[1,2,10]	64,038
1,995,198	0.784%, 4/16/2056[1,2,10]	110,322
913,146	0.811%, 7/16/2057[1,2,10]	54,826
39,778	Impac Secured Assets CMN Owner Trust 2.042%, 11/25/2034[1,2]	39,356
54,754	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.829%, 2/12/2049[1,2]	54,704
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 4.512%, 6/15/2029[2,3]	125,000
980,146	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.089%, 8/15/2047[1,2,10]	56,700
2,370,617	KGS-Alpha SBA COOF Trust 2014-3 1.528%, 5/25/2039[1,2,3,4,5,10]	88,528
2,794,652	KGS-Alpha SBA COOF Trust 2015-1 1.341%, 10/25/2035[1,2,3,4,5,10]	96,066
443,688	KGS-Alpha SBA COOF Trust 2015-2 2.936%, 7/25/2041[1,2,3,4,5,10]	57,402
	Morgan Stanley Capital I Trust 2007-IQ16
218,400	6.064%, 12/12/2049[1,2]	223,162
200,000	6.068%, 12/12/2049[1,2]	203,998
1,474,503	Morgan Stanley Capital I Trust 2012-STAR 1.843%, 8/5/2034[2,3,10]	72,998
36,134	Morgan Stanley Reremic Trust 2.000%, 7/27/2049[1,3]	36,142
7,186	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,3]	7,187
316,707	Soundview Home Loan Trust 2003-1 4.357%, 8/25/2031[1,2]	316,462
60,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[1,2]	60,968
21,132	WaMu Commercial Mortgage Securities Trust 2007-SL3 4.321%, 3/23/2045[1,2,3]	21,096

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,854,154	Wells Fargo Commercial Mortgage Trust 2015-Lc22 0.910%, 9/15/2058[1,2,10]	$152,906
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 3.483%, 11/15/2029[1,2,3]	144,844
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.607%, 8/15/2047[1,2,10]	131,715
6,400,000	WFRBS Commercial Mortgage Trust 2014-C22 0.452%, 9/15/2057[1,2]	178,598

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,024,888)	6,823,919

	CORPORATE BONDS – 52.1%
	COMMUNICATIONS – 3.8%
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	128,580
214,000	DISH DBS Corp. 6.750%, 6/1/2021	230,986
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	162,360
	Sprint Communications, Inc.
224,000	9.000%, 11/15/2018[3]	243,880
80,000	7.000%, 3/1/2020[3]	87,200
230,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 3/20/2023[3]	229,425
245,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1]	252,656
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	203,000
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[9]	151,950
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	230,706
	Verizon Communications, Inc.
500,000	1.918%, 6/17/2019[2]	503,570
500,000	2.137%, 3/16/2022[2]	504,548
		2,928,861
	CONSUMER DISCRETIONARY – 6.0%
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	260,505
583,000	Delta Air Lines, Inc. 2.875%, 3/13/2020	587,720
	Ford Motor Credit Co. LLC

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$250,000	2.589%, 1/8/2019[2]	$254,531
250,000	3.336%, 3/18/2021	252,935
200,000	General Motors Co. 3.500%, 10/2/2018	204,390
	General Motors Financial Co., Inc.
250,000	2.400%, 5/9/2019	250,538
500,000	4.200%, 3/1/2021[1]	521,917
125,000	GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/2020[1]	130,838
200,000	International Game Technology PLC 6.250%, 2/15/2022[1,3,9]	213,500
400,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,9]	410,500
177,000	MGM Resorts International 6.750%, 10/1/2020	194,700
	Royal Caribbean Cruises Ltd.
200,000	7.250%, 3/15/2018[9]	209,000
90,000	5.250%, 11/15/2022[9]	97,200
38,000	Scientific Games International, Inc. 7.000%, 1/1/2022[1,3]	40,565
190,000	Service Corp. International 4.500%, 11/15/2020[1]	193,325
220,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[1]	238,700
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	328,313
250,000	Volkswagen Group of America Finance LLC 1.250%, 5/23/2017[3]	249,870
		4,639,047
	CONSUMER STAPLES – 1.7%
300,000	Anheuser-Busch InBev Worldwide, Inc. 1.724%, 8/1/2018[2]	301,964
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	201,111
375,000	CVS Health Corp. 1.900%, 7/20/2018	375,742
227,000	Kraft Heinz Foods Co. 1.600%, 6/30/2017	227,069
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	251,502
		1,357,388

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 3.0%
$270,000	Antero Resources Corp. 5.375%, 11/1/2021[1]	$277,314
225,000	Continental Resources, Inc. 5.000%, 9/15/2022[1]	227,250
175,000	Energy Transfer Equity LP 7.500%, 10/15/2020	195,125
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	206,248
150,000	Newfield Exploration Co. 5.750%, 1/30/2022	159,188
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	102,000
250,000	Petroleos Mexicanos 5.375%, 3/13/2022[3,9]	261,875
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	242,428
190,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[1]	193,088
200,000	Tesoro Corp. 5.375%, 10/1/2022[1]	207,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
70,000	5.875%, 10/1/2020[1]	71,925
148,000	6.125%, 10/15/2021[1]	154,845
		2,298,286
	FINANCIALS – 24.1%
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[9]	200,262
	Ally Financial, Inc.
200,000	4.750%, 9/10/2018	205,500
230,000	3.750%, 11/18/2019	231,725
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	218,960
	Bank of America Corp.
470,000	5.700%, 5/2/2017	471,546
250,000	1.700%, 8/25/2017	250,388
335,000	1.868%, 4/1/2019[2]	337,930
500,000	2.190%, 1/20/2023[1,2]	506,940
250,000	Bank of New York Mellon Corp. 2.089%, 10/30/2023[1,2]	255,720
250,000	Barclays Bank PLC 6.050%, 12/4/2017[3,9]	256,532
	Capital One N.A.
250,000	2.192%, 8/17/2018[1,2]	252,447

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	2.189%, 1/30/2023[1,2]	$251,169
	CIT Group, Inc.
200,000	4.250%, 8/15/2017	201,750
122,000	5.500%, 2/15/2019[3]	128,253
	Citigroup, Inc.
250,000	1.754%, 11/24/2017[2]	250,826
280,000	2.150%, 7/30/2018	280,962
500,000	1.800%, 1/10/2020[1,2]	501,677
500,000	2.225%, 8/2/2021[2]	507,780
500,000	2.176%, 12/8/2021[1,2]	504,468
600,000	Citizens Bank N.A. 2.300%, 12/3/2018[1]	602,994
300,000	Compass Bank 1.850%, 9/29/2017[1]	299,916
435,000	Credit Suisse Group A.G. 3.574%, 1/9/2023[1,3,9]	434,312
162,000	Crown Castle International Corp. 3.400%, 2/15/2021[1]	164,788
250,000	Discover Bank 2.600%, 11/13/2018[1]	252,330
250,000	Equinix, Inc. 4.875%, 4/1/2020[1]	256,250
	Goldman Sachs Group, Inc.
475,000	2.239%, 4/30/2018[2]	479,204
250,000	2.331%, 9/15/2020[1,2]	253,621
500,000	2.209%, 11/15/2021[1,2]	505,732
500,000	HSBC Bank PLC 1.679%, 5/15/2018[2,3,9]	501,556
500,000	HSBC Holdings PLC 2.712%, 5/25/2021[2,9]	515,887
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	500,251
500,000	ING Groep N.V. 2.302%, 3/29/2022[2,9]	500,748
	JPMorgan Chase & Co.
500,000	1.656%, 3/9/2021[1,2]	497,885
500,000	2.273%, 10/24/2023[1,2]	511,465
500,000	JPMorgan Chase Bank N.A. 1.746%, 9/23/2019[1,2]	502,729
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	200,000
500,000	Lloyds Bank PLC 5.800%, 1/13/2020[3,9]	546,213

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	Mitsubishi UFJ Financial Group, Inc. 2.935%, 3/1/2021[2,9]	$517,038
	Morgan Stanley
510,000	2.125%, 4/25/2018	511,948
250,000	2.318%, 4/25/2018[2]	252,593
500,000	2.210%, 1/20/2022[1,2]	504,903
500,000	2.443%, 10/24/2023[1,2]	510,610
207,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[1]	209,588
255,000	Navient Corp. 8.450%, 6/15/2018	271,575
250,000	Santander Holdings USA, Inc. 2.700%, 5/24/2019[1]	251,183
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[1,3]	80,925
500,000	Sumitomo Mitsui Financial Group, Inc. 2.786%, 3/9/2021[2,9]	516,070
200,000	Synchrony Financial 2.265%, 2/3/2020[2]	201,328
250,000	UBS A.G. 1.676%, 8/14/2019[2,9]	250,772
500,000	UBS Group Funding Switzerland A.G. 2.376%, 5/23/2023[1,2,3,9]	501,105
	Wells Fargo & Co.
500,000	2.153%, 1/24/2023[1,2]	505,585
250,000	2.269%, 10/31/2023[1,2]	254,586
		18,680,525
	HEALTH CARE – 4.7%
500,000	Abbott Laboratories 2.350%, 11/22/2019	502,072
250,000	AbbVie, Inc. 1.800%, 5/14/2018	250,281
500,000	Actavis Funding SCS 2.375%, 3/12/2020[2,9]	511,096
125,000	Actavis, Inc. 1.875%, 10/1/2017	125,118
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	259,951
260,000	Celgene Corp. 1.900%, 8/15/2017	260,208
225,000	Centene Corp. 5.625%, 2/15/2021[1]	235,485

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	$81,078
300,000	HCA, Inc. 6.500%, 2/15/2020	328,314
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[9]	486,469
	Tenet Healthcare Corp.
200,000	6.250%, 11/1/2018	209,875
107,000	4.631%, 6/15/2020[1,2]	107,535
38,000	6.000%, 10/1/2020	40,185
200,000	Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 7/19/2019[9]	197,720
54,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	55,566
		3,650,953
	INDUSTRIALS – 2.5%
211,000	AECOM 5.750%, 10/15/2022[1]	221,286
160,000	Ashtead Capital, Inc. 6.500%, 7/15/2022[1,3]	166,400
90,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	93,150
	CNH Industrial Capital LLC
102,000	3.875%, 7/16/2018	103,785
79,000	3.875%, 10/15/2021	79,040
250,000	Fortive Corp. 1.800%, 6/15/2019[3]	248,445
225,000	HD Supply, Inc. 5.250%, 12/15/2021[1,3]	236,531
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 2.875%, 7/17/2018[3]	506,353
260,000	Pentair Finance S.A. 1.875%, 9/15/2017[9]	260,127
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,3]	43,875
		1,958,992
	MATERIALS – 2.7%
	Anglo American Capital PLC
250,000	2.625%, 9/27/2017[3,9]	250,000
200,000	4.125%, 4/15/2021[3,9]	203,000
260,000	ArcelorMittal 6.000%, 8/5/2020[9]	280,150

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$150,000	Arconic, Inc. 6.150%, 8/15/2020	$162,187
200,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	196,480
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,9]	291,550
125,000	Lundin Mining Corp. 7.500%, 11/1/2020[1,3,9]	132,188
175,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	180,033
250,000	Sealed Air Corp. 4.875%, 12/1/2022[1,3]	260,467
122,000	Standard Industries, Inc. 5.125%, 2/15/2021[1,3]	126,880
		2,082,935
	TECHNOLOGY – 2.6%
250,000	Apple, Inc. 1.334%, 5/6/2019[2]	251,246
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
412,000	4.420%, 6/15/2021[1,3]	430,847
240,000	5.875%, 6/15/2021[1,3]	252,320
250,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018	253,012
120,000	Micron Technology, Inc. 5.875%, 2/15/2022[1]	125,400
255,000	NXP B.V. / NXP Funding LLC 4.125%, 6/1/2021[3,9]	264,562
250,000	S&P Global, Inc. 2.500%, 8/15/2018	251,974
158,000	Symantec Corp. 3.950%, 6/15/2022[1]	158,690
		1,988,051
	UTILITIES – 1.0%
200,000	Exelon Corp. 1.550%, 6/9/2017	200,006
	Great Plains Energy, Inc.
250,000	2.500%, 3/9/2020	251,052
250,000	3.150%, 4/1/2022[1]	252,428

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$39,000	NRG Energy, Inc. 7.625%, 1/15/2018	$40,268
		743,754
	TOTAL CORPORATE BONDS (Cost $39,993,144)	40,328,792

	U.S. TREASURY SECURITIES – 2.6%
2,000,000	United States Treasury Note 0.875%, 7/31/2019	1,978,828

	TOTAL U.S. TREASURY SECURITIES (Cost $1,984,222)	1,978,828

	TOTAL INVESTMENTS – 89.8% (Cost $69,262,579)	69,526,532
	Other Assets in Excess of Liabilities – 10.2%	7,888,036

	TOTAL NET ASSETS – 100.0%	$77,414,568

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,401,834.

[4]	Fair valued under procedures established by the Board of Trustees, represents 0.65% of Net Assets. The total value of these securities is $503,662.
[5]	Illiquid security. The total illiquid securities represent 0.65% of Net Assets.
[6]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[7]	All or a portion of the loan is unfunded.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	Foreign security denominated in U.S. Dollars.
[10]	Interest-only security.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

Note 3 – Federal Income Taxes
At March 31, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$69,262,579

Gross unrealized appreciation	$601,104
Gross unrealized depreciation	(337,151)

Net unrealized appreciation on investments	$263,953

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$15,320,764	$261,666	$15,582,430
Bank Loans	-	4,812,563	-	4,812,563
Commercial Mortgage-Backed Securities	-	6,581,923	241,996	6,823,919
Corporate Bonds[1]	-	40,328,792	-	40,328,792
U.S. Treasury Securities	-	1,978,828	-	1,978,828
Total Investments	$-	$69,022,870	$503,662	$69,526,532

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2016	$327,057
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(23,029)
Net purchases	258,673
Net sales	-
Principal paydown	(59,039)
Balance as of March 31, 2017	$503,662

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017:

	Fair Value March 31, 2017	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$261,666	Market Approach	Single Broker Indicative Quote	Increase
Commercial Mortgage-Backed Securities	$241,996	Market Approach	Single Broker Indicative Quote	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2017